Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,517,000
Previously Paid Amount	0.00
Total Fee Amount	2,834.95
Total Offset Amount	0.00
Net Fee	2,834.95
Narrative - Max Aggregate Offering Price	$ 18,517,000
Final Prospectus	true